Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Reconciles Segment Profit or Loss to Consolidated Net Income

The following table reconciles segment profit or loss to consolidated net income on the condensed consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024
Interest income	$243,024	$26,146
Gain on contribution to AirJoule, LLC	—	333,500,000
Net change in fair value of liabilities	18,412,106	(9,828,000)
Other income	1,348	—
Less:
General and administrative	2,786,484	813,239
Research and development	387,919	846,157
Transaction costs incurred in connection with business combination	—	54,693,103
Income tax expense (benefit)	(1,642,658)	85,725,163
Other segment items (1)	2,246,075	65,192
Segment net income	14,878,658	181,555,292
Reconciliation of profit or loss
Adjustments and reconciling items	—	—
Consolidated net income	$14,878,658	$181,555,292

(1)	Other segment items included in segment net income include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC

The following table reconciles segment profit or loss to consolidated net income (loss) on the consolidated statements of operations:

	Year Ended December 31,
	2024	2023
Interest income	$932,371	$11,541
Gain on contribution to AirJoule, LLC	333,500,000	—
Net change in fair value of liabilities	31,536,000	—
Other income	2,217,690	—
Less:
General and administrative	9,042,150	7,540,702
Research and development	2,020,388	3,305,612
Transaction costs incurred in connection with business combination	54,693,103	—
Income tax expense	81,256,047	—
Other segment items(1)	5,478,811	544,343
Segment net income (loss)	215,695,562	(11,379,116)
Reconciliation of profit or loss
Adjustments and reconciling items	—	—
Consolidated net income (loss)	$215,695,562	$(11,379,116)
(1)	Other segment items included in segment net income (loss) include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC

Schedule of Reconciles Segment Assets to Consolidated Assets

The following table reconciles segment assets to consolidated assets on the condensed consolidated balance sheets:

	March 31,	December 31,
	2025	2024
Investment in AirJoule, LLC	$340,948,355	$338,178,633
Other segment assets (1)	24,657,567	31,673,487
Segment assets	365,605,922	369,852,120
Adjustments and reconciling items	—	—
Consolidated assets	$365,605,922	$369,852,120

(1)	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net

The following table reconciles segment assets to consolidated assets on the consolidated balance sheets:

	December 31,
	2024	2023
Investment in AirJoule, LLC	$338,178,633	$—
Other segment assets(1)	31,673,487	556,135
Segment assets	369,852,120	556,135
Adjustments and reconciling items	—	—
Total assets	$369,852,120	$556,135
(1)	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net